RBC Emerging Markets ex-China Equity Fund Investment Strategy - RBC Emerging Markets ex-China Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries excluding China.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country excluding China if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund will consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the MSCI Emerging Markets ex-China Index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Fund will typically invest in 40 to 60 equity securities issued by mid- to large-capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, warrants, rights and initial public offerings. The Fund will be diversified by sector and country within certain ranges of the MSCI Emerging Markets ex-China Index as determined by the Sub-Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI Emerging Markets ex-China Index. The Fund may invest in securities denominated in any currency. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors. The Sub-Adviser will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside. The Sub-Adviser incorporates ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.